Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 20,575	¥ 64,923	¥ 7,883
Life insurance premiums and related investment income	351,493	155,406	138,726
Finance revenues	186,883	191,700	213,706
Write-downs of securities and other	(8,997)	(7,989)	(22,838)
Income before Income Taxes and Discontinued Operations	344,017	286,339	172,572
Tax expenses or benefits	(89,057)	(98,553)	(53,682)
Net Income	255,257	195,287	119,058
Interest on loans and investment securities/Interest expense	(72,647)	(82,968)	(100,966)
Other (income) and expense, net	(23,674)	21,001	1,949
Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income	(2,424)	(915)	¥ (824)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends		10,902
Brokerage commissions and net gains on investment securities	32,733
Interest on loans and investment securities	29
Finance revenues		858
Write-downs of securities and other	(2,853)	(2,302)
Income before Income Taxes and Discontinued Operations	33,548	12,188
Tax expenses or benefits	(8,501)	(4,225)
Net Income	25,047	7,963
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	5,599	3,262
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(1,960)	(532)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	978	1,262
Amortization of net actuarial loss	(717)	(837)
Amortization of transition obligation	(58)	(56)
Income before Income Taxes and Discontinued Operations	203	369
Tax expenses or benefits	(85)	(91)
Net Income	118	278
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	1,274	(1,520)
Income before Income Taxes and Discontinued Operations	1,274	(1,520)
Tax expenses or benefits	(120)	17
Net Income	1,154	(1,503)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before Income Taxes and Discontinued Operations	(3,140)	(1,213)
Tax expenses or benefits	716	298
Net Income	(2,424)	(915)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense		39
Interest on loans and investment securities/Interest expense	32
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) and expense, net		773
Foreign currency transaction loss	1,356
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest on loans and investment securities/Interest expense	¥ (4,528)
Finance revenues/Interest expense/Other (income) and expense, net		¥ (2,025)